RIGHT OF USE ASSETS AND LEASE LIABILITIES - Schedule of Changes in Right of Use Assets and Lease Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities:
As of the beginning of the year	$ 8,683,029	$ 7,225,911
Additions	290,390	154,795
Financial adjustments	556,625	781,604
Foreign Exchange gain /(losses)	1,084,886	9,302,052
Gain on net monetary position	(4,513,220)	(6,689,155)
Deletions	(1,179,113)	0
Lease payments	(1,735,954)	(2,092,178)	$ (1,920,608)
As of the end of the year	3,186,643	8,683,029	7,225,911
Right of use assets:
As of the beginning of the year	5,545,007	7,124,046
Additions	290,390	154,795
Deletions	(1,253,208)	0
Depreciation	(1,405,791)	(1,733,834)
As of the end of the year	$ 3,176,398	$ 5,545,007	$ 7,124,046